Share Capital (Details 3)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Statement [Line Items]
Number of warrants	8,108,440
Warrants 1 [Member]
Statement [Line Items]
Number of warrants	7,040
Exercise price (CAD) | $ / shares	$ 0.75
Expiry date	Mar 27, 2026
Issuance date	Mar 2024
Warrants 2 [Member]
Statement [Line Items]
Number of warrants	400,000
Exercise price (CAD) | $ / shares	$ 1.38
Expiry date	Jun 21, 2026
Issuance date	Jun 2023
Warrants 3 [Member]
Statement [Line Items]
Number of warrants	5,457,400
Exercise price (CAD) | $ / shares	$ 1.00
Expiry date	Mar 27, 2027
Issuance date	Mar 2024
Warrants 4 [Member]
Statement [Line Items]
Number of warrants	1,200,000
Exercise price (CAD) | $ / shares	$ 1.05
Expiry date	Aug 14, 2027
Issuance date	Aug 2024
Warrants 5 [Member]
Statement [Line Items]
Number of warrants	1,044,000
Exercise price (CAD) | $ / shares	$ 2.50
Expiry date	Mar 31, 2028
Issuance date	Mar 2025